Related party transactions (Tables)	12 Months Ended
Mar. 31, 2015
Yahoo
Related party transactions
Schedule of transactions

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Amount incurred or disbursed by the Company
Royalty fee (i)	592	748	448
Purchase of patents (ii)	—	430	144
Yahoo TIPLA amendment payment (Note 4(d))	3,487	—	—

(i)

The Company and Yahoo entered into a Technology and Intellectual Property Licensing Agreement in October 2005 whereby Yahoo granted to the Company the use of certain intellectual property and the Company agreed to pay Yahoo a royalty fee equal to 2%, until December 31, 2012 and equal to 1.5% thereafter, of revenues recognized on a consolidated basis under U.S. GAAP, less traffic acquisition costs incurred in connection with third-party distribution partners, business tax, value-added tax or similar sales tax based on revenue paid to governments. The Technology and Intellectual Property Licensing Agreement was amended during the year ended March 31, 2013 (Note 4(d)) and it was terminated upon the closing of the Company's initial public offering in September 2014. Such royalty expense was recognized in product development expenses.

(ii)

The Company and Yahoo entered into a patent sale and assignment agreement during the years ended March 31, 2014 and 2015 pursuant to which the Company acquired ownership of certain patents for aggregate consideration of US$70 million and US$24 million, respectively.

Ant Financial Services and Alipay
Related party transactions
Schedule of transactions

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Amount earned by the Company
Royalty fee and software technology services fee (i)	277	1,764	1,667
SME Annual Fee (ii)	—	—	90
Reimbursement on options and RSUs (iii)	146	266	206
Other services (iv)	42	46	158

	465	2,076	2,121

Amount incurred by the Company
Payment processing fee (v)	1,646	2,349	3,853
Other services (iv)	23	21	306

	1,669	2,370	4,159

(i)

In 2011, the Company entered into an Intellectual Property License and Software Technology Services Agreement with Alipay whereby the Company licenses certain intellectual properties and provides certain software technology services to Alipay in exchange for a royalty fee and software technology services fee in an amount equal to the costs incurred by the Company in providing the software technology services plus 49.9% of the consolidated pre-tax income of Alipay and its subsidiaries (Note 4(b)), effective from December 2011. In 2014, the Intellectual Property License and Software Technology Services Agreement were terminated and the Company entered into the Amended IPLA with Ant Financial Services. Under the Amended IPLA, the Company will receive the Amended IPLA Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial Services, subject to certain adjustments (Note 4(b)), effective from August 2014.

Royalty fee and software technology services fee under IPLA and the Amended IPLA Payments were recognized as other income, net of the costs incurred for the provision of the software technology services reimbursed by Alipay of RMB218 million, RMB275 million and RMB486 million for the years ended March 31, 2013, 2014 and 2015, respectively.

(ii)

The Company entered into software system use and service agreements with Ant Financial Services in 2014. In calendar years 2015 to 2017, the Company will receive the SME Annual Fee equal to 2.5% of the average daily book balance of the micro loans made by Ant Financial Services. In calendar years 2018 to 2021, the Company will receive the SME Annual Fee equal to the amount paid for the calendar year 2017 (Note 4(b)).

(iii)

The Company entered into agreements with Ant Financial Services in 2012 and 2013 under which the Company will receive a reimbursement for options and RSUs relating to 7,249,277 ordinary shares granted to the employees of Ant Financial Services and its subsidiaries during the period from December 14, 2011 to March 31, 2014. Pursuant to the agreements, the Company will, upon vesting of such options and RSUs, receive a cash reimbursement equal to their respective grant date fair value. As this arrangement relates to share-based awards previously granted by the Company, the reimbursement is recognized as a reduction of share-based compensation expense.

(iv)

The Company also has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial Services and its subsidiaries on various technical, treasury management and other administrative services.

(v)

The Company and Alipay, among others, entered into a Commercial Agreement in 2011 whereby the Company receives payment processing services in exchange for a Payment Processing Fee (Note 4(b)), which was recognized in cost of revenue.